UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 40,421	$ 52,393	$ 101,209
Fair value adjustments to hedging financial instruments	9,119	3,221	9,974
Reclassification into net income of previous fair value adjustments to hedging financial instruments	126	708	1,555
Fair value adjustments to available for sale securities	4,540	(8,806)	(23,528)
Unrealized loss from investment securities classified as available-for-sale securities reclassified to Consolidated Statement of Operations	0	0	2,106
Fair value adjustments to hedging financial instruments in associated companies	361	505	1,182
Other comprehensive income/(loss)	(1)	39	60
Other comprehensive (loss)/income, net of tax	14,145	(4,333)	(8,651)
Comprehensive (loss)/income	$ 54,566	$ 48,060	$ 92,558